Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets [Abstract]
Limited Partners - Common Units Issued (adjusted for the March 2019 Reverse Split)	18,178,100	18,178,100
Limited Partners - Common Units Outstanding (adjusted for the March 2019 Reverse Split)	18,178,100	18,178,100
Limited Partners - Preferred Units Issued	12,983,333	12,983,333
Limited Partners - Preferred Units Outstanding	12,983,333	12,983,333